RELATED PARTY TRANSACTION - BORROWING AGAINST TREPPEL CREDIT LINE (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Balance of Credit Line at beginning of Fiscal Year	$ 0	$ 0
Draws on credit line	600,000	0
Repayment of credit line	0	0
Balance of Credit Line at end of Fiscal Year	600,000	0
Interest expense accrued	22,493	0
Interest expense paid	237,874	228,317
Interest owed as of March 31,	$ 13,151	$ 22,493